Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	25 Months Ended	60 Months Ended	106 Months Ended	108 Months Ended		110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder International Equity Fund
Average Annual Return, Percent	9.75%			6.52%		5.94%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Small/Mid Cap Fund
Average Annual Return, Percent	10.90%		9.16%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Value Fund
Average Annual Return, Percent	13.28%			9.41%				7.56%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Growth Fund
Average Annual Return, Percent	13.12%			8.21%				9.39%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Large Cap Fund
Average Annual Return, Percent	25.17%		17.06%
BRIDGE BUILDER LARGE CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Value Fund
Average Annual Return, Percent	15.15%			11.76%				10.19%
BRIDGE BUILDER LARGE CAP GROWTH FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Growth Fund
Average Annual Return, Percent	25.06%			15.07%				13.42%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal High-Income Bond Fund
Average Annual Return, Percent	7.06%	5.79%
BRIDGE BUILDER MUNICIPAL BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal Bond Fund
Average Annual Return, Percent	4.11%			1.37%	2.25%
BRIDGE BUILDER CORE PLUS BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Plus Bond Fund
Average Annual Return, Percent	3.86%			0.79%			2.09%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed International Equity Fund
Average Annual Return, Percent	9.06%		8.65%
BRIDGE BUILDER CORE BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Bond Fund
Average Annual Return, Percent	3.65%			0.43%					1.87%
MSCI EAFE Index 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.54%		9.64%	6.46%		5.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	23.13%		15.61%	14.14%				12.25%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	10.47%		6.64%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	11.24%			8.01%				7.14%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	9.02%			7.58%				8.36%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%		16.63%
Russell 3000 Index Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	23.13%			14.14%				12.25%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	13.06%			9.01%				8.37%
Russell 3000 Index Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	23.13%			14.14%				12.25%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	33.48%			19.34%				16.36%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.58%		1.16%	2.29%
Bloomberg Municipal 65% High-Grade/35% High-Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High-Grade/35% High-Yield Index
Average Annual Return, Percent	5.18%	3.53%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name
Average Annual Return, Percent	2.69%			1.16%	2.05%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.63%			(0.23%)			1.33%		1.35%